Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Mar. 15, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	XTL BIOPHARMACEUTICALS LTD
Entity Central Index Key	0001023549
Trading Symbol	XTLB
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		514,205,799